Bonds, Mortgages and Other Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2026
Bonds, Mortgages and Other Long-Term Debt [Abstract]
Schedule of Debt

Debt consisted of the following:

	As of June 30, 2026	As of December 31,
USD'000	(unaudited)	2025
Bpifrance Innovation R&D Loan	425	499
Bpifrance Innovation Loan	365	403
PGE loans (CIC, Bpifrance and BNP)	178	394
Recoverable advances – Bpifrance (Innovation and BELICIM)	175	382
Miraex borrowings	109	-
COVID-19 loans	85	117
Convertible notes	10	10
Total debt	1,347	1,805
Less: current portion	(623)	(748)
Noncurrent portion	724	1,057

Schedule of Aggregate Contractual Principal Maturities of Debt

The aggregate contractual principal maturities of debt as of June 30, 2026, are presented below. Amounts represent contractual principal repayments, translated using June 30, 2026, exchange rates, and exclude interest and unamortized discounts.

Year	USD’000
2026	446
2027	459
2028	293
2029	199
2030 and thereafter	28
Total contractual principal	1,425